SBA Loan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	May 06, 2022	Jan. 31, 2021	May 31, 2020
Interest rate			5.00%
Small Business Administration
Proceeds from Debt				$ 88,000	$ 88,000
Recognized other income	$ 88,000
Loan balances oustanding	$ 0	$ 0
Interest rate				1.00%	1.00%